SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Year End SGD US Dollar Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Annual average MYR:SGD exchange rate	0.013581	0.013434	0.013468
Annual Average SGD US Dollar Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Annual average MYR:SGD exchange rate	0.013342	0.013181	0.013793
Year End MYR To SGD Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Annual average MYR:SGD exchange rate	0.003038	0.002951	0.002259
Annual Average MYR To SGD Exchange Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Annual average MYR:SGD exchange rate	0.002910	0.002855	0.002277